Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.07%
Aerospace & Defense–1.81%
L3Harris Technologies, Inc.	36,872	$9,161,586
Northrop Grumman Corp.	20,892	9,343,320
		18,504,906
Agricultural & Farm Machinery–0.50%
CNH Industrial N.V. (United Kingdom)	323,648	5,133,057
Application Software–10.80%
Bill.com Holdings, Inc.(b)	57,904	13,132,048
Datadog, Inc., Class A(b)	76,795	11,632,139
HubSpot, Inc.(b)	23,506	11,163,939
Manhattan Associates, Inc.(b)	122,218	16,952,859
Paylocity Holding Corp.(b)	77,626	15,973,102
Synopsys, Inc.(b)	77,384	25,789,766
Tyler Technologies, Inc.(b)	35,686	15,876,344
		110,520,197
Asset Management & Custody Banks–2.39%
Ameriprise Financial, Inc.	34,132	10,251,888
KKR & Co., Inc., Class A	242,624	14,186,225
		24,438,113
Automotive Retail–1.42%
O’Reilly Automotive, Inc.(b)	21,216	14,532,111
Biotechnology–0.99%
Alnylam Pharmaceuticals, Inc.(b)	41,769	6,820,460
Natera, Inc.(b)	82,073	3,338,730
		10,159,190
Building Products–1.21%
Advanced Drainage Systems, Inc.(c)	90,773	10,784,740
Trex Co., Inc.(b)	24,400	1,594,052
		12,378,792
Casinos & Gaming–0.50%
Boyd Gaming Corp.	77,132	5,073,743
Commodity Chemicals–0.58%
Olin Corp.	112,986	5,906,908
Communications Equipment–1.98%
Motorola Solutions, Inc.	83,516	20,227,575
Construction & Engineering–0.53%
WillScot Mobile Mini Holdings Corp.(b)	138,724	5,428,270
Construction Materials–0.97%
Eagle Materials, Inc.	37,989	4,876,268
Vulcan Materials Co.	27,767	5,100,798
		9,977,066
Distributors–0.93%
Pool Corp.	22,469	9,501,017
Diversified Metals & Mining–0.48%
Teck Resources Ltd., Class B (Canada)	122,163	4,934,164
Shares		Value
Electrical Components & Equipment–2.91%
AMETEK, Inc.	145,157	$19,332,009
Generac Holdings, Inc.(b)	35,072	10,425,503
		29,757,512
Electronic Equipment & Instruments–1.32%
Trimble, Inc.(b)	114,847	8,285,062
Zebra Technologies Corp., Class A(b)	12,744	5,272,193
		13,557,255
Environmental & Facilities Services–2.54%
Republic Services, Inc.	38,144	5,054,080
Waste Connections, Inc.	150,087	20,967,154
		26,021,234
Fertilizers & Agricultural Chemicals–0.87%
FMC Corp.(c)	67,813	8,922,156
Financial Exchanges & Data–2.13%
MSCI, Inc.	43,317	21,783,253
Food Distributors–0.55%
Performance Food Group Co.(b)	111,479	5,675,396
General Merchandise Stores–1.04%
Dollar Tree, Inc.(b)	66,240	10,608,336
Health Care Distributors–1.03%
AmerisourceBergen Corp.	67,853	10,497,538
Health Care Equipment–4.20%
IDEXX Laboratories, Inc.(b)	41,490	22,697,520
Insulet Corp.(b)	41,895	11,160,409
STERIS PLC	37,781	9,134,312
		42,992,241
Health Care Facilities–1.42%
Tenet Healthcare Corp.(b)	168,680	14,499,733
Health Care Supplies–1.23%
Align Technology, Inc.(b)	12,100	5,275,600
Cooper Cos., Inc. (The)	17,638	7,365,452
		12,641,052
Health Care Technology–0.14%
Doximity, Inc., Class A(b)	26,696	1,390,595
Home Improvement Retail–0.25%
Floor & Decor Holdings, Inc., Class A(b)	31,009	2,511,729
Hotels, Resorts & Cruise Lines–3.10%
Choice Hotels International, Inc.	73,582	10,430,984
Hilton Worldwide Holdings, Inc.(b)	140,466	21,314,311
		31,745,295
Industrial Machinery–1.63%
Kornit Digital Ltd. (Israel)(b)	85,428	7,064,041
Middleby Corp. (The)(b)	58,888	9,654,099
		16,718,140

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Insurance Brokers–1.50%
Arthur J. Gallagher & Co.	87,914	$15,349,784
Interactive Media & Services–1.00%
ZoomInfo Technologies, Inc., Class A(b)	170,539	10,188,000
Internet Services & Infrastructure–1.15%
MongoDB, Inc.(b)	26,549	11,776,871
Investment Banking & Brokerage–1.63%
LPL Financial Holdings, Inc.	91,315	16,681,424
IT Consulting & Other Services–5.28%
Cognizant Technology Solutions Corp., Class A	134,973	12,103,029
Gartner, Inc.(b)	70,923	21,096,756
Globant S.A.(b)	79,717	20,891,434
		54,091,219
Life Sciences Tools & Services–5.52%
Bio-Rad Laboratories, Inc., Class A(b)	13,752	7,745,539
Mettler-Toledo International, Inc.(b)	10,514	14,437,720
Repligen Corp.(b)	73,879	13,895,901
West Pharmaceutical Services, Inc.	49,692	20,409,001
		56,488,161
Managed Health Care–1.55%
Molina Healthcare, Inc.(b)	47,639	15,891,894
Movies & Entertainment–1.20%
Live Nation Entertainment, Inc.(b)	104,374	12,278,557
Office REITs–1.17%
Alexandria Real Estate Equities, Inc.	59,632	12,000,940
Oil & Gas Exploration & Production–1.13%
Pioneer Natural Resources Co.	46,383	11,597,141
Oil & Gas Storage & Transportation–1.88%
Cheniere Energy, Inc.	138,792	19,243,511
Paper Packaging–0.99%
Avery Dennison Corp.	58,346	10,150,454
Pharmaceuticals–1.76%
Catalent, Inc.(b)	162,911	18,066,830
Property & Casualty Insurance–0.51%
W.R. Berkley Corp.	77,885	5,186,362
Real Estate Services–1.17%
Jones Lang LaSalle, Inc.(b)	50,199	12,020,652
Regional Banks–2.46%
East West Bancorp, Inc.	57,103	4,512,279
SVB Financial Group(b)	36,899	20,643,146
		25,155,425
Research & Consulting Services–1.17%
Equifax, Inc.	50,730	12,028,083
Restaurants–0.60%
Chipotle Mexican Grill, Inc.(b)	3,895	6,162,007
Semiconductor Equipment–1.59%
Enphase Energy, Inc.(b)	41,447	8,363,176
Shares		Value
Semiconductor Equipment–(continued)
Entegris, Inc.	60,009	$7,876,781
		16,239,957
Semiconductors–4.87%
Lattice Semiconductor Corp.(b)	112,735	6,871,198
Marvell Technology, Inc.	263,624	18,904,477
Monolithic Power Systems, Inc.	49,514	24,047,960
		49,823,635
Specialized REITs–0.91%
Extra Space Storage, Inc.	45,346	9,323,138
Specialty Chemicals–0.65%
Albemarle Corp.	30,005	6,635,606
Specialty Stores–2.00%
Tractor Supply Co.	65,336	15,247,462
Ulta Beauty, Inc.(b)	13,110	5,220,664
		20,468,126
Systems Software–2.92%
Crowdstrike Holdings, Inc., Class A(b)	22,561	5,123,152
Palo Alto Networks, Inc.(b)	24,667	15,355,454
Zscaler, Inc.(b)	38,811	9,364,318
		29,842,924
Trading Companies & Distributors–0.96%
SiteOne Landscape Supply, Inc.(b)	60,519	9,785,317
Trucking–2.05%
Old Dominion Freight Line, Inc.	70,338	21,008,554
Total Common Stocks & Other Equity Interests (Cost $816,200,882)		993,521,146
Money Market Funds–3.85%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	14,201,126	14,201,126
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	9,019,740	9,017,034
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	16,229,858	16,229,858
Total Money Market Funds (Cost $39,448,969)		39,448,018
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.92% (Cost $855,649,851)		1,032,969,164
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Private Government Fund, 0.31%(d)(e)(f)	995,988	995,988
Invesco Private Prime Fund, 0.34%(d)(e)(f)	2,324,205	2,323,973
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,319,865)		3,319,961
TOTAL INVESTMENTS IN SECURITIES–101.25% (Cost $858,969,716)		1,036,289,125
OTHER ASSETS LESS LIABILITIES—(1.25)%		(12,761,622)
NET ASSETS–100.00%		$1,023,527,503
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,063,784	$31,146,292	$(24,008,950)	$-	$-	$14,201,126	$2,109
Invesco Liquid Assets Portfolio, Institutional Class	3,922,616	22,247,352	(17,149,252)	(951)	(2,731)	9,017,034	1,051
Invesco Treasury Portfolio, Institutional Class	8,072,896	35,595,763	(27,438,801)	-	-	16,229,858	1,266
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,102,831	58,977,291	(68,084,134)	-	-	995,988	1,585*
Invesco Private Prime Fund	23,573,272	113,975,596	(135,217,366)	96	(7,625)	2,323,973	5,730*
Total	$52,735,399	$261,942,294	$(271,898,503)	$(855)	$(10,356)	$42,767,979	$11,741

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$993,521,146	$—	$—	$993,521,146
Money Market Funds	39,448,018	3,319,961	—	42,767,979
Total Investments	$1,032,969,164	$3,319,961	$—	$1,036,289,125
Invesco V.I. Discovery Mid Cap Growth Fund